SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)         Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

(b)          Going concern

The Group incurred operating losses and had negative operating cash flows for the year ended December 31, 2019 and may continue to generate negative cash flows as the Group implements its business plan for 2020. There can be no assurance that the continuing efforts to execute the business plan will be successful and that the Group will be able to continue as a going concern.

The Group incurred losses from operations of $48,752 and $33,375 for the years ended December 31, 2018 and 2019. The Group had negative cash flows from operating activities for the years ended December 31, 2018 and 2019, the net cash used in operating activities was $19,774 and $14,916 for the years ended December 31, 2018 and 2019. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loan, financing by way of private placements, friends, family and business associates and management financial support. The Group will focus on the following activities:

1.   The Group plans to strengthen the air travel media network business to drive its revenues and bring in cash from operation;

2.   The Group is focusing on improving operation efficiency and cost reduction to standardize operations, enhance internal controls, and create synergy of the Company’s resources;

3.   The Group has also acquired the financial support letter from Mr. Man Guo, CEO and the principle shareholder of the Group, and his spouse, Mrs. Dan Shao who have expressed the willingness and intention to provide the necessary financial support to the Group, so as to enable the Group to meet its liabilities as and when it falls due and to carry on its business without a significant curtailment of operations for the next 12 months from the issuance date of this report.

As a result, management prepared the consolidated financial statements assuming the Company will continue as a going concern. As described above, the Group has a significant working capital deficiency, has incurred significant losses and needs to raise additional funds to meet its obligations and sustain its operations. These conditions raise substantial doubt about the Group's ability to continue as a going concern. Management’s plans in regard to these matters are also described above. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(c)         Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(d)          Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets. In 2019, the group ceased on-train Wi-Fi business. As this business has no major effect on the Group’s financial positions, operation and financial result, the cease of these businesses does not qualify as discontinued operations.

(e)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment, impairment of long-term investments, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(f)          Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: net losses in the past and futures; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the industry.

(g)         Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(h)          Fair value of financial instruments

The Group’s financial instruments include cash, accounts receivable, amount due from related parties, amount due to related parties and accounts payable. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2018 and 2019.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include equity investment and long-lived asset based on level 2 or 3 inputs.

(i)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(j)          Restricted cash

Restricted cash relates to amount required by the bank as frozen accounts by Court mainly due to the litigation as disclosed in Note 22 (c).

(k)          Property and equipment , net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Wi-Fi	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Buildings	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

(l)          Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

(m)          Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Equity investments without readily determinable fair values

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the equity investments  without readily determinable fair values for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. All equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For equity investments that do not have readily determinable fair values the Group measures the equity investment at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group.

Impairment for long-term investments

The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

(n)          Leases

In February 2016, the Financial Accounting Standards Board (the "FASB") issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Group has adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Group leases its offices, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2019.

The Group's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

(o)          Revenue recognition

On January 1, 2018, the Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s contract with customers do not include multiple performance obligations, significant financing component and any variable consideration.

The Group is a principal as it controls the specified good or service before that good or service is transferred to a customer. The Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time (generally, the transfer of a service) or at a point in time (generally, the transfer of content) as follows:

The Group’s revenues are mainly derived from selling advertising time slots on the Group’s advertising networks. For the years ended December 31, 2017, 2018 and 2019, the advertising revenues were generated from air travel media network including TV-attached digital frames in airports, digital TV screens in airports, digital TV screens on airlines, gas station media network and other media network such as on-train and on long-haul bus Wi-Fi.

Revenue by service categories

	For the years ended December 31,
	2017	2018	2019
Revenues from operations:

Air Travel Media Network	$18,702	$22,212	$25,954
Gas Station Media Network	4,093	413	—
Other Media	1,533	2,151	271
	$24,328	$24,776	$26,225

Air Travel Media Network: Through air travel media network, revenues were generated from digital frames in airports in the form of TV-attached digital frames, digital TV screens in airports, and digital TV screens on airplanes. There are also other revenues in air travel mainly include revenues from the display of media contents in air travel. For the advertising business, the Group typically signs standard contracts with its advertising clients, who require the Group to run the advertiser's advertisements on the Group's network in airports, airlines for a period of time which is the only performance obligation for a fixed price agreed in the contracts without variable considerations. The Group recognizes advertising revenues ratably over the service period for which the advertisements are displayed, so long as collection remains probable. For the program display business, the Group typically signs standard contracts with the customer who has the copyright of movies or TV programs and requires the Group to play the program on the Group's digital TV screens on airlines for a period of time which is the only performance obligation for a fixed price agreed in the contract. The Group recognizes program display revenues ratably over the performance period for which the program is played, so long as collection remains probable.

Gas Station Media Network: Through gas station media network, the Group sells advertising time slots through digital TV screens in gas stations which is the only performance obligation included in the contracts. The Group signs fixed fee contracts with the end customers or agencies for a specified period. The revenue is recognized on a straight-line basis over the specified period. This business was ceased in 2018 and no revenue is generated from gas station in following years.

Other Media: Through other media network such as on-train and on long-haul bus Wi-Fi network and self-owned and third parties’ public accounts, the Group provides Wechat public account promotion and advertising and promotion articles publishing service. For the public account promotion business, the passengers in the trains could connect to Wi-Fi for free via the Group's Wi-Fi equipment after registered as a member to that public account as a follower in WeChat. The Group charges a fix rate per new member and collects service fee from the client who owns the public accounts. For the advertising and promotion articles publishing business, the group has developed a public accounts pool which have already accumulated hundreds and thousands of registered users (there are both self-owned and third parties’ public accounts). Wechat public account promotion through on long-haul bus Wi-Fi network and on-train Wi-Fi network was ceased in 2018 and 2019 respectively.

Deferred revenue

Prepayments from customers for advertising service are deferred when corresponding performance obligation is not satisfied and recognized as revenue when the advertising services are rendered. The balance of deferred revenue as of December 31, 2019 is $2,813, the majority of which is $1,659 for the unsatisfied performance obligation with two customers with contracts amount of $1,724.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. There were no revenue recognized for nonmonetary transactions for the years ended December 31, 2017 and 2018. In 2019, the Group provided advertising time slots and locations to SINOPEC Yijie Sales Co., Ltd. (“Yijie”) as a part of settlement of the concession fee due to Yijie and recognized revenue of $792. In the meantime, the Group provided gas station display network equipment to settle the concession fee of $3,678 due to Yijie. The Group also entered into a contract with Beijing Kingsoft Co., Ltd.(“Kingsoft”) on providing advertising services in exchange for office software with a consideration amounted to $431. As of December 31, 2019, the Group has received the office software and accounted it as property and equipment, while a deferred revenue was accrued in the meantime as the agreed advertising services has not been provided. No direct costs are attributable to the revenues.

(p)          Value Added Tax ("VAT")

The Company’s PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable. The Group’s gross revenue is presented net of VAT. As of December 31, 2019, the Group assessed the recoverability of certified input VAT that was generated in prior year and recognized a cost of non-deductible input VAT that was generated in prior years of $10,998 for the year ended December 31, 2019.

(q)          Concession fees

The Group enters concession right agreements with vendors such as airlines and railway bureaus, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three to five years.

(r)          Agency fees and Advertisement Publishing Fees

The Group pays fees to advertising agencies for identifying and introducing advertisers to the Group and assisting in advertisement publishing based on a certain percentage of revenues made through the advertisement agencies upon receipt of payment from advertisers. The agency fees and advertisement publishing fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertisement is displayed. Prepaid and accrued agency fees and advertisement publishing fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

(s)          Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $1,209,  $623 and $622 for the years ended December 31, 2017, 2018 and 2019, respectively, and have been included as part of selling and marketing expenses.

(t)          Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company’s other subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(u)          Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

In 2018, the Group incurred penalties of $4,324 related to underpayment or delayed payment for income tax expense of previous years. The tax penalty of $2,664 is charged for one-year delay of income tax payment of 2015 rising from the gain on transferring 75% equity of AM Advertising and the tax penalty of $1,660 is charged for the unpaid income tax expense of 2016 for the deduction of bad debt allowance from taxable income before tax without chasing up for debt and filing a special declaration of loss in asset. The Group accrued $12,725 on this according to USGAAP as of December 31, 2015, so that there was unpaid tax payable of $11,065 as of December 31, 2018 and 2019 after the Group paid off the total penalties in 2018. The Group assessed that the unpaid tax liability was considered an uncertain tax position as of December 31, 2018 and 2019 as it is not more likely than not to be sustained on audit if the tax authorities were to re-examine this position. As this tax position occurred in the 2016 tax filing, the statute of limitations will expire as of December 31, 2020. If there is no tax examination by the end of 2020, the uncertain tax position will be eliminated as a result of the lapse of the applicable statute of limitations.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019, the Group had $11,065 of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group believes that it is reasonably possible that a decrease of $11,065 in unrecognized tax benefits may occur over the next twelve months due to a lapse of the applicable statute of limitations.

The Group incurred penalties of nil,  $4,324 and nil related to underpayment or delayed payment for income tax expense for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018, all the penalties in 2018 have been paid off. For years ending December 31, 2017, 2018 and 2019 the Company recognized no interest expense related to unrecognized tax benefits. The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2019, tax years 2015 to present are subject to examination by the tax authorities.

(v)          Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options on the measurement date as of each reporting date, with a corresponding impact reflected in additional paid-in capital.

(w)          Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2017, 2018 and 2019 in the consolidated statements of comprehensive loss.

(x)          Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally does not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amounts of receivables ultimately not collected by the Group have generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients’ financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

(y)          Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China. For the years ended December 31, 2018 and 2019, there are four and two customers accounting for 10% or more of total revenue, respectively. As of December 31, 2018 and 2019, there are one and four customer accounting for 10% or more of total accounts receivables, respectively.

(z)          Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses, as their effect would be anti-dilutive.

(aa)       Reclassification

Certain prior year amounts in the consolidated financial statements have been reclassified to conform with the current year presentation. These reclassifications have not changed the results of operations of prior periods.

(bb)        Recent issued accounting standards

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In April 2019, he FASB issued ASU No. 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, which among other things, clarifies that measurement of the allowance for credit losses on accrued interest receivable balances should separate from other components of the amortized cost basis of associated financial assets, and other accounting policy election on accrued interest receivable. For public entities, the amendments in these ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Group does not expect the adoption of these amendments to have a material impact on the consolidated financial position and results of operations.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of these amendments to have a material impact on the consolidated financial position and results of operations.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. ASU 2018-17 expands the accounting alternative that allows private companies the election not to apply the variable interest entity guidance to qualifying common control leasing arrangements. ASU 2018-17 broadens the scope of the private company alternative to include all common control arrangements that meet specific criteria (not just leasing arrangements). ASU 2018-17 also eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. The amendments are effective for public business entities for fiscal years ending after December 15, 2019. Early adoption is permitted. The Group does not expect the adoption of the provisions to have a material impact on the consolidated financial position and results of operations.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a material impact on the Group’s consolidated results of operations or financial position.